Short-Term Bank Loans (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Short-term Debt [Line Items]
Short-term bank loans	$ 16,360,721	$ 20,606,791
Agricultural Bank Of China [Member] | From September 18, 2012 to September 17, 2013 [Member]
Short-term Debt [Line Items]
Fixed Annual Interest Rate		5.82%
Short-term bank loans		5,547,982
Agricultural Bank Of China [Member] | From November 8, 2012 to November 7, 2013 [Member]
Short-term Debt [Line Items]
Fixed Annual Interest Rate		5.87%
Short-term bank loans		6,340,551
Agricultural Bank Of China [Member] | From November 22, 2012 to November 21, 2013 [Member]
Short-term Debt [Line Items]
Fixed Annual Interest Rate		6.00%
Short-term bank loans		5,547,982
Agricultural Bank Of China [Member] | From December 13, 2012 to December 12, 2013 [Member]
Short-term Debt [Line Items]
Fixed Annual Interest Rate		6.04%
Short-term bank loans		3,170,276
Agricultural Bank Of China [Member] | From September 26, 2013 to September 25, 2014 [Member]
Short-term Debt [Line Items]
Fixed Annual Interest Rate	6.00%
Short-term bank loans	4,908,216
Agricultural Bank Of China [Member] | From October 15, 2013 to October 14, 2014 [Member]
Short-term Debt [Line Items]
Fixed Annual Interest Rate	6.00%
Short-term bank loans	4,908,216
Agricultural Bank Of China [Member] | From October 18, 2013 to October 17, 2014 [Member]
Short-term Debt [Line Items]
Fixed Annual Interest Rate	6.00%
Short-term bank loans	$ 6,544,289